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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_] Amendment Number: ______
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
--------------------------
(Signature)
Birmingham, AL
February 14, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $101,214
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

                 Column 1               Column 2 Column 3  Column 4      Column 5      Column 6  Column 7     Column 8
    ----------------------------------  -------- --------- --------- ---------------- ---------- -------- ----------------
                                                                                                          Voting authority
                                        Title of             Value   Shrs or SH/ Put/ Investment  Other   ----------------
    Name of Issuer                       Class    CUSIP    (x $1000) prn amt PRN Call Discretion Managers Sole Shared None
    ----------------------------------  -------- --------- --------- ------- --- ---- ---------- -------- ---- ------ ----
1   Allstate Corp                        Common  020002101   13136   251500  SH          Sole              X
2   Ambac Finl Grp Inc.                  Common  023139108    3453   134000  SH          Sole              X
3   Anadarko Petroleum Corp              Common  032511107     788    12000  SH          Sole              X
4   Arcelormittal Sa Luxembourg NY       Common  03937E101    7967   103000  SH          Sole              X
5   Bank of America Corp                 Common  060505104    9919   240400  SH          Sole              X
6   Cummins Inc.                         Common  231021106    3821    30000  SH          Sole              X
7   Encana Corp                          Common  292505104    6646    97800  SH          Sole              X
8   Hartford Finl Svc Grp Inc            Common  416515104    3217    36900  SH          Sole              X
9   Argo Group International Holdings
    Ltd                                  Common  G0464B107     445    10561  SH          Sole              X
10  Lowe's Cos Inc                       Common   54861107    2567   113500  SH          Sole              X
11  MBIA Inc                             Common  55262C100    3137   168400  SH          Sole              X
12  Methanex Corp                        Common  59151K108    6224   225500  SH          Sole              X
13  American Express Co                  Common  025816109    5982   115000  SH          Sole              X
14  Safeco Corp                          Common  786429100   12233   219700              Sole              X
15  Seaboard Corp                        Common  811543107    3283     2233
16  Steel Dynamics Inc.                  Common  858119100    7029   118000  SH          Sole              X
17  Torchmark Corp                       Common  891027104    3874    64000  SH          Sole              X
18  US Bancorp                           Common  902973304    7288   229600  SH          Sole              X
19  Westlake Chemical Corp               Common  960413102     649    34200  SH          Sole              X